CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash	$ 3,168,341	$ 795,682	$ 765,099
Accounts receivable, net	6,044,835	3,010,161	3,078,604
Marketable securities	34,316	33,366	38,863
Cost and estimated earnings in excess of billings	198,027	357,625	731,709
Prepaid expenses and other current assets	700,983	758,240	384,223
Total current assets	10,146,502	4,955,074	4,998,498
Construction in Progress - at cost	185,178	108,095	0
Property and Equipment - at cost less accumulated depreciation	3,852,523	3,782,388	1,748,631
OTHER ASSETS:
Goodwill	15,676,246	15,676,246	4,352,177
Intangible assets - net	5,181,682	5,509,642	151,623
Investment in cost-method investee	100,000	100,000	100,000
Deferred income taxes	56,409	56,409	0
Cash surrender value of officers' life insurance	179,637	167,371	338,214
Deposits and other assets	253,128	233,579	175,497
Total other assets	21,447,102	21,743,247	5,117,511
TOTAL ASSETS	35,631,305	30,588,804	11,864,640
CURRENT LIABILITIES:
Notes payable	1,576,277	1,540,693	1,670,765
Factored receivables obligation	1,393,410	0	0
Current portion of long-term debt	1,500	1,500	1,500
Accounts payable	2,067,887	1,607,166	1,306,578
Billings in excess of costs and estimated earnings	143,860	217,336	991,254
Accrued expenses and other current liabilities	3,332,893	2,560,048	2,634,903
Total current liabilities	8,515,827	5,926,743	6,605,000
NONCURRENT LIABILITIES:
Long term debt - net of current portion	1,975	2,373	3,926
Derivative liability	2,309,271	3,540,084	10,651,239
Deferred tax liability	0	0	85,000
Total noncurrent liabilities	2,311,246	3,542,457	10,740,165
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock, $.001 par value, 4,985,000 authorized no shares issued or outstanding at March 31, 2016, December 31, 2015 and 2014. Class B convertible preferred stock no liquidation preference $.001 par value, 2,000,000 shares authorized 0, 0 and 1,080,000 shares issued and outstanding at March 31, 2016, December 31, 2015 and 2014. 1,080 Class C convertible preferred stock, $.001 par value, 2,500,000 shares authorized 2,380,952 shares issued and outstanding at March 31, 2016, December 31, 2015 and 2014.	0	0	0
Common stock, $.001 par value, 125,000,000 shares authorized, 83,688,314, 76,990,639 and 48,670,144 shares issued and outstanding at March 31, 2016, December 31, 2015 and December 31, 2014, respectively.	83,690	77,009	48,670
Additional paid-in capital	84,914,668	77,983,593	42,803,888
Accumulated deficit	(60,319,256)	(57,080,942)	(48,336,544)
Accumulated other comprehensive income	122,749	137,563	0
Total stockholders' equity	24,804,232	21,119,604	(5,480,525)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	35,631,305	30,588,804	11,864,640
Class B convertible preferred stock
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock, $.001 par value, 4,985,000 authorized no shares issued or outstanding at March 31, 2016, December 31, 2015 and 2014. Class B convertible preferred stock no liquidation preference $.001 par value, 2,000,000 shares authorized 0, 0 and 1,080,000 shares issued and outstanding at March 31, 2016, December 31, 2015 and 2014. 1,080 Class C convertible preferred stock, $.001 par value, 2,500,000 shares authorized 2,380,952 shares issued and outstanding at March 31, 2016, December 31, 2015 and 2014.	0	$ 0	1,080
Total stockholders' equity			1,080
Series C Convertible Preferred Stock
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock, $.001 par value, 4,985,000 authorized no shares issued or outstanding at March 31, 2016, December 31, 2015 and 2014. Class B convertible preferred stock no liquidation preference $.001 par value, 2,000,000 shares authorized 0, 0 and 1,080,000 shares issued and outstanding at March 31, 2016, December 31, 2015 and 2014. 1,080 Class C convertible preferred stock, $.001 par value, 2,500,000 shares authorized 2,380,952 shares issued and outstanding at March 31, 2016, December 31, 2015 and 2014.	$ 2,381	$ 2,381	2,381
Total stockholders' equity		$ 2,381	$ 2,381